Summary of Significant Accounting Policies - Revenue by category (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue
Total revenue	$ 61,412	$ 50,438	$ 242,898	$ 201,562	$ 172,539
Subscription
Disaggregation of Revenue
Total revenue	56,818	47,620	225,345	184,991	160,219
Subscription term-based licenses
Disaggregation of Revenue
Total revenue	38,137	32,725	161,406	133,668	122,099
Multi-year subscription term-based licenses
Disaggregation of Revenue
Total revenue	23,988	23,431	113,151	88,925	86,421
1-year subscription term-based licenses
Disaggregation of Revenue
Total revenue	14,149	9,294	48,255	44,743	35,678
Subscription SaaS and support and maintenance
Disaggregation of Revenue
Total revenue	18,681	14,895	63,939	51,323	38,120
Professional services and other
Disaggregation of Revenue
Total revenue	$ 4,594	$ 2,818	$ 17,553	$ 16,571	$ 12,320